Debt (Details Textual 1)	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended							0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($) Contract	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 14, 2012 Three year credit agreement [Member]	Dec. 31, 2014 Three year credit agreement [Member]	Nov. 14, 2012 Three year credit agreement [Member] USD ($)	Jul. 08, 2011 Five year senior unsecured revolving credit agreement [Member]	Dec. 31, 2014 Five year senior unsecured revolving credit agreement [Member]	Jul. 08, 2011 Five year senior unsecured revolving credit agreement [Member] USD ($)	Dec. 31, 2014 Three year senior unsecured revolving credit agreement [Member]	Dec. 31, 2014 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2013 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2012 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2014 Foreign Programs [Member] USD ($)	Dec. 31, 2013 Foreign Programs [Member] USD ($)	Dec. 31, 2012 Foreign Programs [Member] USD ($)	Sep. 19, 2012 Sherwin Williams Luxembourg [Member] EUR (€)	Sep. 19, 2012 Sherwin Williams Luxembourg [Member] EUR (€)	Jun. 29, 2012 Sherwin Williams Canada Inc [Member]	Mar. 18, 2013 Sherwin Williams Canada Inc [Member] CAD	Jun. 29, 2012 Sherwin Williams Canada Inc [Member] CAD	Jan. 30, 2012 Five Year Agreement Dated January 30, 2012 [Member]	Jan. 30, 2012 Five Year Agreement Dated January 30, 2012 [Member] USD ($)	Apr. 23, 2012 Five year agreement dated April 23, 2012 [Member]	Apr. 23, 2012 Five year agreement dated April 23, 2012 [Member] USD ($)	Jul. 08, 2011 Amended Senior Unsecured Revolving Credit [Member] extension	Jul. 08, 2011 Amended Senior Unsecured Revolving Credit [Member] USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding	$ 69,035,000	$ 679,436,000	$ 96,551,000								$ 625,860,000	$ 0	$ 0	$ 53,576,000	$ 96,551,000	$ 69,035,000
Weighted average interest rate											0.30%			6.00%	7.80%	2.80%
Covenant terms					On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit			On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit		On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit
Maximum letter of credit facility						250,000,000			1,050,000,000									95,000,000		150,000,000	75,000,000		500,000,000		250,000,000		1,300,000,000
Line of Credit Facility, Number of Extensions Allowed																										2
Line of Credit Facility, Extension Period Allowed																										1 year
Number of credit agreements	3
Term (in years)				3 years			5 years										5 years		5 years			5 years		5 years
Aggregate amount of credit facility																	97,000,000
Long-term borrowing outstanding	$ 0		$ 0